Restructuring and Other Expense, Net - Schedule of Activity for Liabilities Related to Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Restructuring and Related Activities [Abstract]
Restructuring reserve, balance at beginning of period	$ 496	$ 567	$ 3,352
Accruals	120	4,740	7,311
Payments, net	$ (616)	(4,811)	(10,096)
Restructuring reserve, balance at end of period		$ 496	$ 567